401(k) Savings Plan (Details) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Savings Plan [Abstract]
Percentage of matching contribution by company	100.00%
Maximum percentage of employee's salary deferral contribution	5.00%
Matching contributions to the plan	$ 1,122,000	$ 710,000	$ 683,000